Long-Term Debt - Cable Car Loan (Details) - USD ($)	1 Months Ended	3 Months Ended
	Feb. 29, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Debt amount		$ 11,693,878		$ 4,357,201
Unamortized debt issuance expense		8,232,488		$ 61,857
Potential shares from Cable Car Loan
Debt Instrument [Line Items]
Debt amount	$ 1,500,000
Conversion price	$ 2
Debt, term	13 months
Debt instrument, interest rate, stated percentage	0.00%
Issuance of common stock (in shares)	180,000
Proceeds from issuance of debt	$ 1,500,000
Debt fee amount	$ 40,740
Long-term debt		1,040,450
Interest expense		27,522	$ 0
Unamortized debt issuance expense		$ 459,550